Shareholders’ Equity - Open Market Sales Agreement (Details) $ in Millions	Sep. 18, 2020 USD ($)
Class of Stock
Commission, percentage of gross sales price	0.030
Ordinary shares
Class of Stock
Sale of stock, authorized amount	$ 100.0